Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015	Aug. 31, 2014
No Load
Account Value [Line Items]
Account Value	$ 33,822	$ 30,312	$ 26,232	$ 23,164	$ 22,900	$ 25,813	$ 34,134	$ 36,851	$ 26,846	$ 17,596	$ 16,750	$ 16,863	$ 17,928	$ 13,862	$ 11,739	$ 10,016	$ 9,601	$ 9,065	$ 10,429	$ 10,827	$ 10,000
Class A
Account Value [Line Items]
Account Value	30,763	27,637	23,971	21,228	21,028	23,769	31,508	34,104	24,902	16,368	15,605	15,736	16,744	12,962	10,986	9,383	9,007	8,511	9,809	10,201	9,425
Class C
Account Value [Line Items]
Account Value	31,003	27,920	24,277	21,552	21,409	24,251	32,232	34,979	25,606	16,899	16,155	16,326	17,413	13,505	11,481	9,830	9,463	8,965	10,355	10,790	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	33,882	30,363	26,650	23,275	22,986	25,214	25,893	21,664	19,740	16,501	16,189	15,251	15,730	14,569	13,145	12,442	11,309	9,955	10,048	10,612	10,000
S&P 500 Index A
Account Value [Line Items]
Account Value	33,882	30,363	26,650	23,275	22,986	25,214	25,893	21,664	19,740	16,501	16,189	15,251	15,730	14,569	13,145	12,442	11,309	9,955	10,048	10,612	10,000
S&P 500 Index C
Account Value [Line Items]
Account Value	$ 33,882	$ 30,363	$ 26,650	$ 23,275	$ 22,986	$ 25,214	$ 25,893	$ 21,664	$ 19,740	$ 16,501	$ 16,189	$ 15,251	$ 15,730	$ 14,569	$ 13,145	$ 12,442	$ 11,309	$ 9,955	$ 10,048	$ 10,612	$ 10,000